Significant Accounting Policies (Policies)	2 Months Ended	3 Months Ended
	Dec. 31, 2017	Mar. 31, 2018
Accounting Policies [Abstract]
Basis of Accounting

Basis of Accounting

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported in the financial statements. Actual results could differ from these estimates.

Basis of Accounting

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported in the financial statements. Actual results could differ from these estimates.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost. The straight-line method is used for computing depreciation. Assets are depreciated over their estimated useful lives (primarily three to seven years). Costs of maintenance and repairs are charged to expense when incurred.

Property and Equipment

Property and equipment are recorded at cost. The straight-line method is used for computing depreciation. Assets are depreciated over their estimated useful lives (primarily three to seven years). Costs of maintenance and repairs are charged to expense when incurred.

Subsequent Events

Subsequent Events

The financial statements and related disclosures include evaluation of events up through and including May 1, 2018, which is the date the financial statements were available to be issued.

Subsequent Events

The financial statements and related disclosures include evaluation of events up through and including May 14, 2018, which is the date the financial statements were available to be issued.